Chapman and Cutler LLP                                   111 West Monroe Street
                                                         Chicago, Illinois 60603

                                 March 1, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549

Attn: Sally Samuel


                           Re: FT 7935 (the "Trust")

Dear Ms. Samuel:

     Included herewith please find a copy of the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on March 1, 2019. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in securities that include shares of exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust is FT 7256 (File No. 333-223120), declared effective by the Commission on April 5, 2018.

     Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     We are advised that the sponsor proposes to deposit securities and to activate FT 7935 on April 2, 2019, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on April 2, 2019.

     Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                                        Very truly yours,


                                                        CHAPMAN AND CUTLER LLP
EFF/amh
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